Shareholder Report, Average Annual Return (Details) DFHN_DFA Global Core Plus Real Return Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	54 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Global Core Plus Real Return Portfolio – Institutional
Average Annual Return, Percent	7.40%	2.72%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	5.30%	0.82%